Subsequent Events (Details)							12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) shares	Jan. 09, 2025 USD ($) g	Jan. 09, 2025 CNY (¥) g	Jan. 17, 2024 USD ($)	Jan. 17, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 22, 2019 $ / shares
Subsequent Events [Line Items]
Bank loan							$ 9,145,337		$ 3,867,883	$ 795,554
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.0001
Capital Increase Agreement [Member]
Subsequent Events [Line Items]
Subscribe percentage							10.00%	10.00%
Total cash consideration							$ 27,399,888	¥ 200,000,000
Subsequent Event, Effect of Change in Tax Status							$ 4
First installment of subscription					$ 6,826,032	¥ 50,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Bank loan			$ 41,099,831
Subsequent Event [Member] | CCB Qianxinan Branch [Member]
Subsequent Events [Line Items]
Bank loan			$ 41,099,831	¥ 300,000,000
Interest rate loan percentage			0.70%	0.70%
Infrastructure construction (in Grams) | g			50,000	50,000
Subsequent Event [Member] | Everbright Bank [Member]
Subsequent Events [Line Items]
Bank loan	$ 3,972,984	¥ 29,000,000
Interest rate loan percentage	4.00%	4.00%
2025 Stock Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares) | shares	4,000,000	4,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001